SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2023
Notable Labs Inc [Member]
Restructuring Cost and Reserve [Line Items]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 3 – SIGNIFICANT ACCOUNTING POLICIES

The accounting policies and calculation methods applied in the preparation of the unaudited condensed consolidated interim financial statements are consistent with those applied in the preparation of the annual financial statements as of December 31, 2022 and for the year then ended.

Revenue Recognition

In accordance with FASB ASC 606, Revenue from Contracts with Customers, the Company recognizes revenue upon transfer of promised goods or services in an amount that reflects the consideration expected to be received in exchange for those goods or services. To determine revenue recognition for arrangements within the scope of FASB ASC 606, the Company performs the following five steps:

1.	Identify the contract with the customer.
2.	Identify the performance obligations in the contract.
3.	Determine the transaction price.
4.	Allocate the transaction price to the performance obligations in the contract.
5.	Recognize revenue as (or when) the performance obligations are satisfied.

For services performed, revenue is recognized at a point in time when the services are performed. However, for certain contracts, revenue is recognized over time as the customer simultaneously receives and consumes the benefits of performance as the Company performs the service. For license agreements, each contract is reviewed to determine the portion of the revenue that should be recognized at the point in time that the license is transferred to the customer and the portion of the revenue to be recognized over time.

Cost of Services

Cost of services represents costs directly related to the services performed. Cost of services is primarily comprised of cost of samples, labor.

Use of Estimates

The preparation of the condensed consolidated financial statements in conformity with GAAP generally requires management to make certain estimates and assumptions that affect the reported amounts in the condensed consolidated financial statements and accompanying notes. The Company regularly evaluates estimates and assumptions related to assets and liabilities, and disclosures of contingent assets and liabilities at the dates of the condensed consolidated financial statements and the reported amounts of expenses during the reporting period. Areas where management uses subjective judgments include, but are not limited to, measurement of lease liabilities and right of use assets, impairment of long-lived assets, stock-based compensation, accrued research and development costs, and redeemable convertible preferred stock warrant liability in the accompanying condensed consolidated financial statements. Management bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ materially from these estimates under different assumptions or conditions.

Segments

The Company operates and manages its business as one reportable operating segment, which is the business of developing predictive precision medicines that treat various forms of cancer. The Company’s chief executive officer, who is the chief operating decision maker, reviews financial information on an aggregate basis for allocating resources and evaluating financial performance. All of the Company’s long-lived assets are maintained in, and all revenues and losses are attributable to, the United States of America.

Recently Adopted Accounting Pronouncements

As of September 30, 2023, there are no recently adopted accounting standards which would have a material effect on the Company’s financial statements.

Recently Issued Accounting Pronouncements Not Yet Adopted

As of September 30 2023, there are no recently issued accounting standards not yet adopted which would have a material effect on the Company’s financial statements.